Summary of Significant Accounting Policies: Presentation (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Policies
Presentation

Presentation

The accompanying consolidated financial statements include the accounts of MediaShift, Inc. and our subsidiary Ad-Vantage Networks, Inc. Intercompany balances have been eliminated in consolidation. On March 4, 2013, the Company announced the effectiveness of a one-for-two reverse stock split. All share and per share information, including earnings per share, in this Form 10-K have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation. Our net loss is equivalent to our comprehensive loss so we have not presented a separate statement of comprehensive loss.

Presentation

Presentation

The accompanying consolidated financial statements include the accounts of MediaShift, Inc. and our subsidiary Ad-Vantage Networks, Inc. and Travora Networks, Inc. Intercompany balances have been eliminated in consolidation. On March 4, 2013, the Company announced the effectiveness of a one-for-two reverse stock split. All share and per share information, including earnings per share, in this Form 10-Q have been retroactively adjusted to reflect this reverse stock split and certain items in prior period financial statements have been revised to conform to the current presentation. Our net loss is equivalent to our comprehensive loss so we have not presented a separate statement of comprehensive loss.